Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($)
$ in Thousands
		May 31, 2026	May 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value		$ 150,788	$ 130,539
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value	[1]	150,788	130,539
Available for sale investments at original cost		106,628	89,599
Avaiable for sale investments cumulative unrealized gain		$ 44,160	$ 40,940

[1]	As of May 31, 2026, the fair value of available-for-sale investments amounted to US$150,788, with original cost of US$106,628 and unrealized gain of US$44,160. As of May 31, 2025, the fair value of available-for-sale investments amounted to US$130,539, with original cost of US$89,599 and unrealized gain of US$40,940.